Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2025
OTHER FINANCIAL ASSETS
Summary of Other Financial Assets

	Current			Non-current
	12-31-2025	12-31-2024	01-01-2024	12-31-2025	12-31-2024	01-01-2024
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Financial assets at fair value through profit or loss	—	—	—	—	2,328	—
Financial assets at fair value through other comprehensive income	128	128	146	2,335	2,335	2,652
Financial assets measured at amortized cost	648	10,846	10,891	2,714	—	—
Hedging derivatives	206	8,614	66,137	19,021	—	10,576
Non-hedging derivatives	—	—	52	—	—
Total	982	19,588	77,226	24,070	4,663	13,228